Taxation - Income Tax Reconciliation (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 22, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Effect of change on unrecognized tax benefits	$ 0	$ (5)	$ 4	$ 2
Effect of unremitted earnings of subsidiaries	(1)	1	1	0
Effect of taxable income in various countries	3	14	12	(2)
Total tax expense	$ 2	$ 10	$ 17	$ 0